Trade and other payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 4,862	SFr 2,800
Social security	1,672	1,715
Value added tax	855	1,310
Trade and other payables	SFr 7,389	SFr 5,825